Exploration and Evaluation Assets (Tables)	12 Months Ended
Apr. 30, 2020
Disclosure Of Exploration And Evaluation Assets [Abstract]
Summary of Exploration and Evaluation assets

	AJC Properties	Creston Properties	Total
Acquisition costs:
Balance, April 30, 2020, 2019 and 2018	$36	$2,001	$2,037

Exploration costs:
Balance, April 30, 2018	$1,809	$1,331	$3,140

Geological	22	1	23
Maintenance	121	273	394
Property Disposition	(82)	-	(82)
Recovery of property cost	(32)	-	(32)
Foreign Exchange	22	9	31

Balance, April 30, 2019	$1,860	$1,614	$3,474

Maintenance	147	280	427
Exploration cost	1	-	1
Foreign Exchange	-	37	37

Balance, April 30, 2020	$2,008	$1,931	$3,939

Total Exploration and evaluation assets

Balance, April 30, 2019	$1,896	$3,615	$5,511

Balance, April 30, 2020	$2,044	$3,932	$5,976